Accrued Liabilities, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities
Interest on long-term debt	$ 1,270	$ 1,536
Vessels' operating and voyage expenses	1,687	1,055
Commissions	109	92
Interest on derivatives and other finance expenses	1,098	1,006
General and administrative expenses	303	176
Total	$ 4,467	$ 3,865